AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.2%
Long-Term Municipal Bonds – 97.2%
Ohio – 82.7%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$931,687
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2034	1,000	1,041,611
Series 2019 4.00%, 02/15/2039	1,000	974,977
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,240	1,125,997
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	433,283
5.00%, 12/01/2037	1,700	1,745,674
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,037
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,186,195
Cleveland Municipal School District Series 2015-A 5.00%, 12/01/2033 (Pre-refunded/ETM)	2,000	2,009,122
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	490	404,179
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,719,983
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,427,316
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	171,173
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	740	741,351
5.80%, 05/20/2044	1,150	1,151,373
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	155	127,535

	Principal Amount (000)	U.S. $ Value

County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	$1,000	$918,650
County of Hamilton OH Sewer System Revenue Series 2013-A 5.00%, 12/01/2031 (Pre-refunded/ETM)	2,305	2,336,880
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	442,962
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	179,423
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (b) (c)	450	157,500
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	220	218,441
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	382,259
JobsOhio Beverage System Series 2023 4.433%, 01/01/2033	1,000	980,216
Miami University/Oxford OH Series 2021-A 5.00%, 09/01/2028	800	885,093
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	1,000	993,191
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	580,791
Series 2021 1.50%, 02/01/2026	1,000	907,675
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,016,357
5.25%, 01/01/2052	1,000	1,011,619
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	2,000	2,049,565
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,736,444

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034	$320	$338,956
5.00%, 07/01/2042	3,045	3,155,140
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044	2,000	2,093,530
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039	2,000	2,256,767
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	392,448
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040	1,310	1,183,646
4.00%, 11/15/2041	725	652,459
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	1,000	794,099
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	2,080	2,096,596

		42,977,200

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	153,228

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	102,413

California – 0.4%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	220,541
State of California Series 2004 5.25%, 04/01/2029	5	5,009

		225,550

Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	405,842

	Principal Amount (000)	U.S. $ Value

Florida – 2.5%
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	$1,300	$1,315,739

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2059	100	95,219

Guam – 2.9%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	81,600
Series 2023 5.25%, 10/01/2031(d)	100	102,348
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	618,445
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	154,585
5.00%, 10/01/2038	540	553,276

		1,510,254

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	105	79,033

Kansas – 0.5%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	265	239,815

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,406

New York – 2.0%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,051,793

North Carolina – 0.7%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	368,461

Puerto Rico – 2.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	78	73,182
4.00%, 07/01/2033	100	89,386

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2023	$18	$17,549
5.625%, 07/01/2029	100	104,174
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	120	119,283
5.25%, 07/01/2036	120	120,723
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	253,351
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,528
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	100	92,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	230	233,588
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	74,042
Series 2019-A 4.329%, 07/01/2040	70	63,434
5.00%, 07/01/2058	100	92,530

		1,434,270

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	117,188

Texas – 0.8%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	214,566
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	209,714

		424,280

Total Municipal Obligations (cost $53,904,303)		50,550,691

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(e) (f) (g) (cost $940,853)	940,853	$940,853

Total Investments – 99.0% (cost $54,845,156)(h)		51,491,544
Other assets less liabilities – 1.0%		494,372

Net Assets – 100.0%		$51,985,916

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	460	01/15/2025	2.565%	CPI#	Maturity	$42,712	$—	$42,712
USD	230	01/15/2025	2.585%	CPI#	Maturity	21,175	—	21,175
USD	230	01/15/2025	2.613%	CPI#	Maturity	20,926	—	20,926
USD	150	01/15/2025	4.028%	CPI#	Maturity	5,107	—	5,107
USD	1,070	01/15/2026	CPI#	3.720%	Maturity	(36,210)	—	(36,210)
USD	700	01/15/2027	CPI#	3.320%	Maturity	(32,113)	—	(32,113)
USD	670	01/15/2027	CPI#	3.466%	Maturity	(24,830)	(707)	(24,123)
USD	530	01/15/2027	CPI#	3.323%	Maturity	(24,219)	—	(24,219)
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	359,536	—	359,536
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	323,718	—	323,718
USD	1,280	01/15/2029	CPI#	3.390%	Maturity	(32,451)	—	(32,451)
USD	770	01/15/2029	CPI#	3.735%	Maturity	2,177	—	2,177
USD	390	01/15/2029	CPI#	3.290%	Maturity	(13,025)	—	(13,025)
USD	180	01/15/2030	1.572%	CPI#	Maturity	30,593	—	30,593
USD	180	01/15/2030	1.587%	CPI#	Maturity	30,352	—	30,352
USD	400	01/15/2031	2.782%	CPI#	Maturity	27,542	—	27,542
USD	380	01/15/2031	2.680%	CPI#	Maturity	29,865	—	29,865
USD	320	01/15/2031	2.989%	CPI#	Maturity	15,639	—	15,639
USD	320	01/15/2032	CPI#	3.064%	Maturity	(11,598)	—	(11,598)
USD	340	04/15/2032	CPI#	2.909%	Maturity	(16,678)	—	(16,678)

						$718,218	$(707)	$718,925

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,900	01/15/2027	1 Day SOFR	4.217%	Annual	$—	$—	$—
USD	1,400	01/15/2027	1 Day SOFR	4.113%	Annual	(4,161)	—	(4,161)
USD	1,000	01/15/2027	1 Day SOFR	3.595%	Annual	(21,854)	—	(21,854)
USD	1,000	01/15/2027	1 Day SOFR	3.596%	Annual	(21,819)	—	(21,819)
USD	1,500	04/15/2032	2.773%	1 Day SOFR	Annual	103,461	—	103,461
USD	500	04/15/2032	3.069%	1 Day SOFR	Annual	23,234	—	23,234
USD	400	04/15/2032	3.082%	1 Day SOFR	Annual	18,170	—	18,170

						$97,031	$—	$97,031

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	$145,178	$—	$145,178

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $2,079,406 or 4.0% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,278,408 and gross unrealized depreciation of investments was $(3,670,886), resulting in net unrealized depreciation of $(2,392,478).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Ohio Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$50,550,691	$—	$50,550,691
Short-Term Investments	940,853	—	—	940,853

Total Investments in Securities	940,853	50,550,691	—	51,491,544
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	909,342	—	909,342
Centrally Cleared Interest Rate Swaps	—	144,865	—	144,865
Interest Rate Swaps	—	145,178	—	145,178
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(191,124)	—	(191,124)
Centrally Cleared Interest Rate Swaps	—	(47,834)	—	(47,834)

Total	$940,853	$51,511,118	$—	$52,451,971

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,383	$12,421	$14,863	$941	$12